Semiannual Report June 30, 2002

Oppenheimer

MAIN STREET[REGISTRATION MARK] GROWTH &
INCOME FUND/VA


A Series of Oppenheimer Variable Account Funds




                                     [LOGO OMITTED]
                                     OPPENHEIMERFUNDS[REGISTRATION MARK]
                                     The Right Way to Invest




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OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


================================================================================
OBJECTIVE
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA, a series of Oppenheimer Variable Account Funds, seeks high total return, which includes growth in the value of shares as well as current income from equity and debt securities.

================================================================================
NARRATIVE BY CHARLES ALBERS AND NIKOLAOS MONOYIOS, PORTFOLIO MANAGERS
   For the six-month period ended June 30, 2002, Oppenheimer Main Street Growth & Income Fund/VA's Non-Service shares provided a cumulative total return of -7.03%.(1) In comparison, the Fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index (S&P 500), provided a -13.15% cumulative total return, and its peer group, the Lipper Large Cap Core/VA category, provided an average total return of -14.33% over the same period.(2)

   The good news is that the Fund's returns have continued to exceed those of its Lipper peer group and the S&P 500. The bad news is that the large-cap stocks that comprise the S&P 500 generally posted lackluster returns during the first half of 2002. We attribute the market's weakness to anemic corporate earnings among large companies, which have not yet responded to the beginnings of an economic recovery, and to negative investor sentiment, fueled by well-publicized accounting scandals. In addition, some companies have increased their debt loads due to acquisitions and stock buy-backs, while others have diluted the value of their shares by issuing stock to complete mergers or award generous stock options.

   As is consistent with our disciplined, quantitative investment approach, economic and market factors had little direct influence on how the Fund was managed during the six-month period. Instead, we continued to rely on our statistical models, which take a company-by-company approach, assigning each stock a ranking according to various economic, industry and company-specific criteria.

   Throughout the period, our "top-down" models, which assess the overall economic environment, suggested that smaller companies were likely to produce higher returns than the largest ones, as they have since mid-2000. Accordingly, companies at the lower end of the large-cap range scored well, and we focused the Fund's investments there. In addition, we invested a portion of the Fund's assets in mid- and small-cap stocks, and we maintained relatively light exposure to the largest "mega-cap" names. The Fund's performance benefited from these decisions.

   Our "bottom-up" models, which analyze individual securities, suggested that value-oriented stocks might continue to do better than growth-oriented ones, and the Fund's investment portfolio therefore reflected a modest bias toward value. That is, the Fund's holdings featured lower price-to-earnings and price-to-cash-flow ratios than the overall market. Because value stocks produced substantially better performance than growth stocks, this decision also benefited the Fund's relative performance. Late in the period, when our





1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor.
2. The Fund's performance is compared to the average of the total return of the 1564 funds in the Lipper Large-Cap Core Fund/VA category for the six-month period ended 6/30/02.




2  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


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models suggested that the bulk of growth stocks' declines may be behind us, we sold a number of relatively safer, defensive holdings and purchased some cyclical and growth stocks. The result has been a more equitable balance between growth and value.

   Three particularly important factors to the Fund's performance during the reporting period were the "special effects" created by corporate activities, stock prices considered relative to debt levels and relative strength variations derived by examining the path specific stock prices took from point A to point
B. By incorporating these criteria into our statistical models, we were able to avoid those stocks hurt by intensified scrutiny of their accounting practices and companies that became overextended or diluted the value of their shares when financing acquisitions. Instead, these factors helped point our models toward financially sound companies whose earnings consistency led to greater investor interest and more stable stock prices.

   In this environment, the Fund received particularly strong contributions to performance from its stock picks in the consumer staples group, which generally benefited from surprisingly robust consumer spending patterns and low interest rates. The Fund also benefited from relatively light exposure to the hardest hit industry groups, including information technology and communications services.

   While the recession and the Federal Reserve Board's aggressive interest-rate reduction campaign appear to be over, the strength and duration of the current economic recovery are uncertain. Nonetheless, buoyed by accumulating evidence of a stronger economy, our models have begun to assign higher rankings to companies that tend to do well during economic rebounds, including cyclical and growth-oriented businesses.

   As a result, we've changed the way in which the Fund's assets are apportioned among various industry groups to more closely approximate their representation in the S&P 500. As of the period's end, the largest deviation from the averages could be found in the financials sector. Conversely, the Fund's lightest relative exposure was in the information technology group.

   Looking forward, we remain committed to our disciplined, quantitative style of investing, which has helped us disregard short-term market "noise" in favor of more persistent market trends. After all, finding investment opportunities and managing risk help make Oppenheimer Main Street Growth & Income Fund/VA an important part of THE RIGHT WAY TO INVEST.







IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.




3  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


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STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited


                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
===========================================================================
COMMON STOCKS--94.7%
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.3%
---------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
American Axle & Manufacturing
   Holdings, Inc.(1)                           1,400      $       41,636
ArvinMeritor, Inc.                             4,300             103,200
Borg-Warner Automotive, Inc.(1)                2,900             167,504
Cooper Tire & Rubber Co.                       1,400              28,770
Dana Corp.                                    17,300             320,569
Delphi Corp.                                  29,500             389,400
Johnson Controls, Inc.                           800              65,288
Lear Corp.(1)                                 24,200           1,119,250
Superior Industries
   International, Inc.                           700              32,375
Tower Automotive, Inc.(1)                      1,900              26,505
                                                          -----------------
                                                               2,294,497
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AUTOMOBILES--1.0%
Ford Motor Co.                                80,515           1,288,240
General Motors Corp.                          95,600           5,109,820
Harley-Davidson, Inc.                         78,900           4,045,203
                                                          -----------------
                                                              10,443,263
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HOTELS, RESTAURANTS & LEISURE--1.2%
AFC Enterprises, Inc.(1)                         600              18,750
Alliance Gaming Corp.(1)                       1,100              13,728
Applebee's International, Inc.                15,300             351,135
Boyd Gaming Corp.(1)                           1,800              25,920
Brinker International, Inc.(1)                65,500           2,079,625
CEC Entertainment, Inc.(1)                    11,300             466,690
Choice Hotels International, Inc.(1)           3,300              66,033
Darden Restaurants, Inc.                      79,650           1,967,355
GTech Holdings Corp.(1)                       21,000             536,340
Harrah's Entertainment, Inc.(1)                9,200             408,020
Hilton Hotels Corp.                           73,200           1,017,480
Hotels.com, Cl. A(1)                           2,100              88,683
Landry's Restaurants, Inc.                     1,500              38,265
Mandalay Resort Group(1)                       8,600             237,102
Marriott International, Inc., Cl. A           12,200             464,210
McDonald's Corp.                              69,400           1,974,430
MGM Mirage, Inc.(1)                           17,200             580,500
P.F. Chang's China Bistro, Inc.(1)            14,800             465,016
Panera Bread Co., Cl. A(1)                     2,800              96,516
Papa John's International, Inc.(1)             1,200              40,068
Ruby Tuesday, Inc.                            41,800             810,920
Ryan's Family Steak Houses, Inc.(1)           12,450             164,465
Sonic Corp.                                    3,800             119,358
Starbucks Corp.(1)                             3,900              96,915
Starwood Hotels & Resorts
   Worldwide, Inc.                            11,800             388,102



                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
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Yum! Brands, Inc.(1)                          28,800      $      842,400
                                                          -----------------
                                                              13,358,026
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HOUSEHOLD DURABLES--1.8%
American Greetings Corp., Cl. A                5,200              86,632
Beazer Homes USA, Inc.(1)                      6,700             536,000
Black & Decker Corp.                           6,000             289,200
Centex Corp.                                  24,800           1,433,192
Cooper Industries Ltd., Cl. A                 45,000           1,768,500
Fortune Brands, Inc.                          19,000           1,064,000
Hovnanian Enterprises, Inc., Cl. A(1)          1,000              35,880
KB Home                                       46,400           2,390,064
La-Z-Boy, Inc.                                   700              17,654
Leggett & Platt, Inc.                          1,700              39,780
Lennar Corp.                                  10,700             654,840
M.D.C. Holdings, Inc.                          1,300              67,600
Maytag Corp.                                   9,300             396,645
Newell Rubbermaid, Inc.                       30,100           1,055,306
NVR, Inc.(1)                                   7,400           2,390,200
Pulte Homes, Inc.                             14,644             841,737
Ryland Group, Inc. (The)                      51,600           2,567,100
Snap-On, Inc.                                    700              20,783
Toll Brothers, Inc.(1)                        55,000           1,611,500
Whirlpool Corp.                               32,300           2,111,128
                                                          -----------------
                                                              19,377,741
---------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
Insight Enterprises, Inc.(1)                   1,700              42,823
---------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Acclaim Entertainment, Inc.(1)                10,600              37,418
Action Performance Cos., Inc.(1)               3,500             110,600
Brunswick Corp.                               55,100           1,542,800
Eastman Kodak Co.                             51,900           1,513,923
Hasbro, Inc.                                  26,400             357,984
Mattel, Inc.                                   8,600             181,288
Nautilus Group, Inc. (The)(1)                  6,600             201,960
Polaris Industries, Inc.                       1,600             104,000
                                                          -----------------
                                                               4,049,973
---------------------------------------------------------------------------
MEDIA--0.8%
AOL Time Warner, Inc.(1)                     153,080           2,251,807
EchoStar Communications
   Corp., Cl. A(1)                             4,400              81,664
Fox Entertainment Group, Inc.,
   A Shares(1)                                31,800             691,650
Gannett Co., Inc.                              6,200             470,580
Harte-Hanks, Inc.                              3,850              79,117
Havas, ADR                                     4,955              30,181
Knight-Ridder, Inc.                            9,000             566,550
Liberty Media Corp., Cl. A(1)                 35,100             351,000
McGraw-Hill Cos., Inc. (The)                   4,300             256,710




4  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


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                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
MEDIA Continued
New York Times Co., Cl. A                      1,300      $       66,950
R.H. Donnelley Corp.(1)                        9,800             274,106
Tribune Co.                                    7,700             334,950
Viacom, Inc., Cl. B(1)                        60,830           2,699,027
                                                          -----------------
                                                               8,154,292
---------------------------------------------------------------------------
MULTILINE RETAIL--4.2%
BJ's Wholesale Club, Inc.(1)                  19,300             743,050
Costco Wholesale Corp.(1)                    117,900           4,553,298
Dillard's, Inc., Cl. A                        13,900             365,431
Dollar General Corp.                           4,100              78,023
Federated Department Stores, Inc.(1)          33,100           1,314,070
Kohl's Corp.(1)                                8,400             588,672
May Department Stores Co.                     54,200           1,784,806
Nordstrom, Inc.                                6,100             138,165
Penney (J.C.) Co., Inc. (Holding Co.)         48,800           1,074,576
Sears Roebuck & Co.                           98,600           5,353,980
Target Corp.                                  58,900           2,244,090
Wal-Mart Stores, Inc.                        493,000          27,119,930
                                                          -----------------
                                                              45,358,091
---------------------------------------------------------------------------
SPECIALTY RETAIL--4.8%
American Eagle Outfitters, Inc.(1)            21,600             456,624
AnnTaylor Stores Corp.(1)                      2,850              72,361
AutoNation, Inc.(1)                           43,800             635,100
AutoZone, Inc.(1)                             28,400           2,195,320
Bed Bath & Beyond, Inc.(1)                    61,900           2,336,106
Blockbuster, Inc., Cl. A                      24,000             645,600
Borders Group, Inc.(1)                         3,500              64,400
CDW Computer Centers, Inc.(1)                 21,600           1,011,096
Chico's FAS, Inc.(1)                          27,800           1,009,696
Christopher & Banks Corp.(1)                     500              21,150
Circuit City Stores, Inc./
   Circuit City Group                         28,000             525,000
Deb Shops, Inc.                                  700              23,645
Electronics Boutique
   Holdings Corp.(1)                           8,800             257,840
Foot Locker, Inc.(1)                          36,300             524,535
Gap, Inc. (The)                              219,700           3,119,740
Group 1 Automotive, Inc.(1)                    3,700             141,155
Home Depot, Inc.                             316,800          11,636,064
Hot Topic, Inc.(1)                            27,800             742,538
Limited Brands, Inc.                         345,500           7,359,150
Lowe's Cos., Inc.                             83,400           3,786,360
Michaels Stores, Inc.(1)                      16,200             631,800
Office Depot, Inc.(1)                        114,900           1,930,320
Pacific Sunwear of California, Inc.(1)           800              17,736
Pep Boys-Manny, Moe & Jack                     3,200              53,920
PetsMart, Inc.(1)                              5,700              91,428
Pier 1 Imports, Inc.                           9,918             208,278
RadioShack Corp.                               3,200              96,192




                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                           500      $       29,005
Ross Stores, Inc.                             50,100           2,041,575
Sherwin-Williams Co.                           2,500              74,825
Sonic Automotive, Inc.(1)                      4,500             115,875
Staples, Inc.(1)                              25,100             494,470
Talbots, Inc. (The)                           20,000             700,000
Tiffany & Co.                                  7,000             246,400
TJX Cos., Inc. (The)                         322,800           6,330,108
Too, Inc.(1)                                  13,657             420,636
United Auto Group, Inc.(1)                     1,100              22,990
Williams-Sonoma, Inc.(1)                      59,000           1,808,940
                                                          -----------------
                                                              51,877,978
---------------------------------------------------------------------------
TEXTILES & APPAREL--0.9%
Coach, Inc.(1)                                28,924           1,587,928
Liz Claiborne, Inc.                           45,500           1,446,900
Nike, Inc., Cl. B                            109,200           5,858,580
Reebok International Ltd.(1)                   2,200              64,900
Tommy Hilfiger Corp.(1)                        5,900              84,488
VF Corp.                                       1,500              58,815
                                                          -----------------
                                                               9,101,611
---------------------------------------------------------------------------
CONSUMER STAPLES--10.9%
---------------------------------------------------------------------------
BEVERAGES--2.3%
Adolph Coors Co., Cl. B                       13,500             841,050
Anheuser-Busch Cos., Inc.                    136,100           6,805,000
Coca-Cola Co. (The)                          244,700          13,703,200
Pepsi Bottling Group, Inc. (The)               2,500              77,000
PepsiCo, Inc.                                 68,450           3,299,290
                                                          -----------------
                                                              24,725,540
---------------------------------------------------------------------------
FOOD & DRUG RETAILING--1.8%
Albertson's, Inc.                            178,000           5,421,880
CVS Corp.                                     84,500           2,585,700
Kroger Co. (The)(1)                          280,400           5,579,960
Safeway, Inc.(1)                              83,500           2,437,365
Sysco Corp.                                   21,400             582,508
Walgreen Co.                                  70,800           2,735,004
                                                          -----------------
                                                              19,342,417
---------------------------------------------------------------------------
FOOD PRODUCTS--3.1%
Archer-Daniels-Midland Co.                    15,525             198,565
Campbell Soup Co.                             74,500           2,060,670
ConAgra Foods, Inc.                          103,900           2,872,835
Dole Food Co., Inc.                            4,600             132,710
Hershey Foods Corp.                           30,300           1,893,750
Interstate Bakeries Corp.                      1,800              51,984
Kellogg Co.                                  165,000           5,916,900
Kraft Foods, Inc., Cl. A                     201,500           8,251,425
Sara Lee Corp.                               164,238           3,389,872
Smucker Co., J.M. (The)                        2,392              81,639
Tyson Foods, Inc., Cl. A                      10,700             165,957




5  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


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STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
FOOD PRODUCTS Continued
Unilever NV, NY Shares                        32,900      $    2,131,920
Wrigley, William Jr. Co.                     101,300           5,606,955
                                                          -----------------
                                                              32,755,182
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                             123,400           5,102,590
Colgate-Palmolive Co.                         51,100           2,557,555
Dial Corp. (The)                               8,700             174,174
Procter & Gamble Corp. (The)                 119,600          10,680,280
                                                          -----------------
                                                              18,514,599
---------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Avon Products, Inc.                           89,200           4,659,808
Gillette Co.                                  99,800           3,380,226
Oakley, Inc.(1)                                3,000              52,200
                                                          -----------------
                                                               8,092,234
---------------------------------------------------------------------------
TOBACCO--1.3%
Philip Morris Cos., Inc.                     241,800          10,561,824
R.J. Reynolds Tobacco Holdings, Inc.          55,700           2,993,875
Universal Corp.                                4,600             168,820
                                                          -----------------
                                                              13,724,519
---------------------------------------------------------------------------
ENERGY--7.8%
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Baker Hughes, Inc.                            12,600             419,454
Helmerich & Payne, Inc.                        7,600             271,472
Schlumberger Ltd.                             20,700             962,550
Stolt Offshore SA, ADR(1)                     48,400             300,080
Weatherford International Ltd.(1)             10,700             462,240
                                                          -----------------
                                                               2,415,796
---------------------------------------------------------------------------
OIL & GAS--7.6%
Amerada Hess Corp.                             5,000             412,500
Baytex Energy Ltd.(1)                        107,400             508,436
Brown (Tom), Inc.(1)                          94,900           2,690,415
Canadian 88 Energy Corp.(1)                  445,000             798,770
Canadian Natural Resources Ltd.              129,484           4,386,229
Chesapeake Energy Corp.(1)                     1,100               7,920
ChevronTexaco Corp.                           93,850           8,305,725
Compton Petroleum Corp.(1)                   240,000             623,315
Conoco, Inc.                                  97,800           2,718,840
Encana Corp.                                   3,200              98,258
EOG Resources, Inc.                           52,100           2,068,370
Exxon Mobil Corp.                            698,416          28,579,183
Frontier Oil Corp.                           132,000           2,323,200
Marathon Oil Corp.                            83,100           2,253,672
Murphy Oil Corp.                              11,800             973,500
Occidental Petroleum Corp.                    58,900           1,766,411
Ocean Energy, Inc.                               600              13,002
Phillips Petroleum Co.                        73,180           4,308,838




                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                  57,850      $      703,679
Royal Dutch Petroleum Co.,
   NY Shares                                 211,200          11,673,024
Sunoco, Inc.                                  26,800             954,884
Talisman Energy, Inc.                         99,300           4,456,062
Unocal Corp.                                  21,600             797,904
                                                          -----------------
                                                              81,422,137
---------------------------------------------------------------------------
FINANCIALS--21.4%
---------------------------------------------------------------------------
BANKS--7.1%
AmSouth Bancorp                                5,700             127,566
Astoria Financial Corp.                       31,900           1,022,395
Bank of America Corp.                        203,300          14,304,188
Bank of New York Co., Inc. (The)              40,500           1,366,875
Bank One Corp.                               148,000           5,695,040
Banknorth Group, Inc.                          7,900             205,558
BB&T Corp.                                    35,400           1,366,440
Charter One Financial, Inc.                   31,270           1,075,063
Comerica, Inc.                                87,800           5,390,920
Commerce Bancorp, Inc.                         4,500             198,900
Downey Financial Corp.                         1,500              70,950
First Tennessee National Corp.                27,600           1,057,080
FleetBoston Financial Corp.                  187,700           6,072,095
Golden State Bancorp, Inc.                    44,800           1,624,000
Golden West Financial Corp.                   89,100           6,128,298
Greenpoint Financial Corp.                    37,900           1,860,890
Hibernia Corp., Cl. A                          3,000              59,370
Independence Community
   Bank Corp.                                  7,100             203,983
KeyCorp                                      192,900           5,266,170
National City Corp.                          123,100           4,093,075
New York Community Bancorp, Inc.               2,900              78,590
North Fork Bancorp, Inc.                      19,900             792,219
PNC Financial Services Group                  49,500           2,587,860
Prosperity Bancshares, Inc.                  112,400           2,047,816
Regions Financial Corp.                        2,800              98,420
SunTrust Banks, Inc.                          77,100           5,221,212
U.S. Bancorp                                  41,470             968,324
Wachovia Corp.                               103,200           3,940,176
Webster Financial Corp.                        1,100              42,064
Wells Fargo Co.                               55,900           2,798,354
                                                          -----------------
                                                              75,763,891
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--6.5%
Affiliated Managers Group, Inc.(1)            17,200           1,057,800
American Express Co.                          94,000           3,414,080
American Home Mortgage
   Holdings, Inc.                              1,200              14,988
Bear Stearns Cos., Inc. (The)                 37,400           2,288,880
Citigroup, Inc.                              416,166          16,126,432
Countrywide Credit Industries, Inc.           47,500           2,291,875




6  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA


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                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS Continued
Doral Financial Corp.                          2,500      $       83,475
Fannie Mae                                   109,500           8,075,625
Freddie Mac                                   89,600           5,483,520
Goldman Sachs Group, Inc. (The)               32,500           2,383,875
Household International, Inc.                 93,100           4,627,070
J.P. Morgan Chase & Co.                      212,800           7,218,176
Lehman Brothers Holdings, Inc.                45,300           2,832,156
Moody's Corp.                                 37,700           1,875,575
Morgan Stanley                                91,100           3,924,588
Neuberger Berman, Inc.                           400              14,640
SEI Investments Co.                           14,000             394,380
SLM Corp.                                     39,600           3,837,240
State Street Corp.                            84,900           3,795,030
Waddell & Reed Financial, Inc.                 1,000              22,920
                                                          -----------------
                                                              69,762,325
---------------------------------------------------------------------------
INSURANCE--7.6%
ACE Ltd.                                      68,500           2,164,600
AFLAC, Inc.                                  123,300           3,945,600
Allstate Corp.                               108,700           4,019,726
American International Group, Inc.           182,240          12,434,235
Brown & Brown, Inc.                              700              22,050
Chubb Corp.                                   76,000           5,380,800
Fidelity National Financial, Inc.             53,038           1,676,001
Hilb, Rogal & Hamilton Co.                    10,300             466,075
John Hancock Financial
   Services, Inc.                            149,600           5,265,920
Lincoln National Corp.                        71,100           2,986,200
Loews Corp.                                   67,100           3,555,629
Marsh & McLennan Cos., Inc.                   70,000           6,762,000
MBIA, Inc.                                    38,350           2,167,926
MetLife, Inc.                                210,700           6,068,160
Ohio Casualty Corp.(1)                         2,700              56,430
PMI Group, Inc. (The)                         30,400           1,161,280
Principal Financial Group,
   Inc. (The)(1)                              39,100           1,212,100
Progressive Corp.                            112,500           6,508,125
Prudential Financial, Inc.(1)                 98,500           3,285,960
Radian Group, Inc.                            28,800           1,406,880
RenaissanceRe Holdings Ltd.                   10,500             384,300
St. Paul Cos., Inc.                          103,450           4,026,274
Travelers Property Casualty
   Corp., Cl. A(1)                            92,500           1,637,250
XL Capital Ltd., Cl. A                        52,500           4,446,750
                                                          -----------------
                                                              81,040,271
---------------------------------------------------------------------------
REAL ESTATE--0.2%
Equity Office Properties Trust                71,700           2,158,170
Equity Residential                             3,700             106,375
                                                          -----------------
                                                               2,264,545




                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
HEALTH CARE--11.6%
---------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Amgen, Inc.(1)                                51,900      $    2,173,572
Chiron Corp.(1)                               40,500           1,431,675
Genentech, Inc.(1)                            36,200           1,212,700
Techne Corp.(1)                                2,900              81,838
Wyeth                                         43,400           2,222,080
                                                          -----------------
                                                               7,121,865
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Bard (C.R.), Inc.                              5,100             288,558
Baxter International, Inc.                   141,500           6,289,675
Becton, Dickinson & Co.                       47,300           1,629,485
Cooper Cos., Inc. (The)                        2,600             122,460
Diagnostic Products Corp.                      1,100              40,700
Hillenbrand Industries, Inc.                   2,000             112,300
Medtronic, Inc.                               10,900             467,065
Respironics, Inc.(1)                           3,000             102,150
Stryker Corp.                                 33,400           1,787,234
Zimmer Holdings, Inc.(1)                      10,010             356,957
                                                          -----------------
                                                              11,196,584
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                   65,000           3,118,050
Apria Healthcare Group, Inc.(1)                8,700             194,880
Caremark Rx, Inc.(1)                         136,800           2,257,200
Cigna Corp.                                   55,100           5,367,842
Covance, Inc.(1)                              10,600             198,750
DaVita, Inc.(1)                               18,700             445,060
Dianon Systems, Inc.(1)                          400              21,368
Express Scripts, Inc.(1)                      10,800             541,188
First Health Group Corp.(1)                    8,900             249,556
HCA, Inc.                                    107,700           5,115,750
Health Net, Inc.(1)                           22,900             613,033
Laboratory Corp. of America
   Holdings, Inc.(1)                          24,500           1,118,425
LifePoint Hospitals, Inc.(1)                  12,100             439,351
Manor Care, Inc.(1)                           47,600           1,094,800
McKesson Corp.                                88,400           2,890,680
Mid Atlantic Medical Services, Inc.(1)         2,900              90,915
Option Care, Inc.(1)                           3,625              49,807
Oxford Health Plans, Inc.(1)                  82,700           3,842,242
Pediatrix Medical Group, Inc.(1)               9,700             242,500
Pharmaceutical Product
   Development, Inc.(1)                       17,100             450,414
PSS World Medical, Inc.(1)                     4,500              36,450
Quest Diagnostics, Inc.(1)                    15,200           1,307,960
Tenet Healthcare Corp.(1)                     88,700           6,346,485
Trigon Healthcare, Inc.(1)                    18,100           1,820,498
UnitedHealth Group, Inc.                      38,400           3,515,520
Universal Health Services, Inc., Cl. B(1)     20,000             980,000




7  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
WellPoint Health Networks, Inc.(1)            40,100      $    3,120,181
                                                          -----------------
                                                              45,468,905
---------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Abbott Laboratories                           21,400             805,710
Allergan, Inc.                                11,200             747,600
Bristol-Myers Squibb Co.                      75,200           1,932,640
Forest Laboratories, Inc.(1)                  47,500           3,363,000
ICN Pharmaceuticals, Inc.                      9,000             217,890
Johnson & Johnson                            219,206          11,455,705
Lilly (Eli) & Co.                             93,500           5,273,400
Merck & Co., Inc.                            284,800          14,422,272
Mylan Laboratories, Inc.                      26,100             818,235
Pfizer, Inc.                                 498,700          17,454,500
Schering-Plough Corp.                        155,800           3,832,680
Taro Pharmaceutical Industries Ltd.(1)        21,900             536,988
                                                          -----------------
                                                              60,860,620
---------------------------------------------------------------------------
INDUSTRIALS--8.9%
---------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
FLIR Systems, Inc.(1)                          1,900              79,743
General Dynamics Corp.                        11,700           1,244,295
Goodrich Corp.                                27,400             748,568
Honeywell International, Inc.                 18,000             634,140
Lockheed Martin Corp.                         63,100           4,385,450
Precision Castparts Corp.                      6,500             214,500
Raytheon Co.                                  28,600           1,165,450
Rockwell Collins, Inc.                        42,700           1,170,834
                                                          -----------------
                                                               9,642,980
---------------------------------------------------------------------------
AIR FREIGHT & COURIERS--1.4%
FedEx Corp.                                  127,000           6,781,800
United Parcel Service, Inc., Cl. B           125,300           7,737,275
                                                          -----------------
                                                              14,519,075
---------------------------------------------------------------------------
AIRLINES--0.2%
Southwest Airlines Co.                       164,200           2,653,472
---------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Masco Corp.                                  132,500           3,592,075
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Amdocs Ltd.(1)                                48,300             364,665
Automatic Data Processing, Inc.               89,400           3,893,370
Avery-Dennison Corp.                          12,300             771,825
Certegy, Inc.(1)                                 800              29,688
ChoicePoint, Inc.(1)                           1,066              48,471
Concord EFS, Inc.(1)                          10,000             301,400
Corinthian Colleges, Inc.(1)                   5,000             169,450
Deluxe Corp.                                   2,400              93,336
Expedia, Inc., Cl. A(1)                        2,300             136,367
First Data Corp.                             173,000           6,435,600




                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
Fiserv, Inc.(1)                                2,600      $       95,446
H&R Block, Inc.                               68,500           3,161,275
Harland (John H.) Co.                         10,400             293,280
Headwaters, Inc.(1)                            2,700              42,525
Imagistics International, Inc.(1)                960              20,611
IMS Health, Inc.                              91,800           1,647,810
ITT Educational Services, Inc.(1)              9,400             204,920
Moore Corp. Ltd.(1)                            2,100              24,108
NDCHealth Corp.                                  400              11,160
Paychex, Inc.                                 92,750           2,902,148
Per-Se Technologies, Inc.(1)                  10,400              95,670
Pittston Brink's Group                           800              19,200
Right Management
   Consultants, Inc.                           1,650              43,393
Sabre Holdings Corp.(1)                       13,100             468,980
Viad Corp.                                     7,700             200,200
Waste Management, Inc.                       117,200           3,053,060
                                                          -----------------
                                                              24,527,958
---------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
EMCOR Group, Inc.(1)                           5,500             322,850
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Emerson Electric Co.                          41,200           2,204,612
Molex, Inc., Cl. A                            20,750             569,172
Rockwell Automation, Inc.                     22,900             457,542
                                                          -----------------
                                                               3,231,326
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                        55,500           6,826,500
General Electric Co.(2)                      748,000          21,729,400
                                                          -----------------
                                                              28,555,900
---------------------------------------------------------------------------
MACHINERY--0.3%
AGCO Corp.(1)                                  2,200              42,900
Briggs & Stratton Corp.                          400              15,336
Cummins, Inc.                                  1,900              62,890
Deere & Co.                                    9,200             440,680
Dover Corp.                                    8,200             287,000
Eaton Corp.                                    1,300              94,575
EnPro Industries, Inc.(1)                      5,480              28,770
Ingersoll-Rand Co., Cl. A                     36,700           1,675,722
Paccar, Inc.                                   1,950              86,561
Pentair, Inc.                                  2,800             134,624
Timken Co.                                     1,100              24,563
                                                          -----------------
                                                               2,893,621
---------------------------------------------------------------------------
ROAD & RAIL--0.5%
Burlington Northern Santa Fe Corp.            70,400           2,112,000
CSX Corp.                                      3,800             133,190
Hunt (J.B.) Transport Services, Inc.(1)          800              23,616
Norfolk Southern Corp.                         4,500             105,210
Ryder Systems, Inc.                            1,300              35,217




8  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
ROAD & RAIL Continued
Union Pacific Corp.                           50,200      $    3,176,656
                                                          -----------------
                                                               5,585,889
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.5%
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Cisco Systems, Inc.(1)                       280,500           3,912,975
McData Corp., Cl. A(1)                         4,887              43,054
Scientific-Atlanta, Inc.                       6,100             100,345
                                                          -----------------
                                                               4,056,374
---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.4%
Dell Computer Corp.(1)                       287,700           7,520,478
Hewlett-Packard Co.                          254,724           3,892,183
International Business
   Machines Corp.                            193,100          13,903,200
Seagate Technology
   International, Inc.(1,3)                   31,000                  --
Storage Technology Corp.(1)                   19,900             317,803
Western Digital Corp.(1)                      37,000             120,250
                                                          -----------------
                                                              25,753,914
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Arrow Electronics, Inc.(1)                     1,700              35,275
AVX Corp.                                     12,500             204,125
Benchmark Electronics, Inc.(1)                14,100             408,900
Millipore Corp.                                3,000              95,940
OSI Systems, Inc.(1)                           1,100              21,813
Tech Data Corp.(1)                            26,400             999,240
                                                          -----------------
                                                               1,765,293
---------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Websense, Inc.(1)                              6,300             161,091
---------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.0%
Acxiom Corp.(1)                                1,400              24,486
J.D. Edwards & Co.(1)                          2,500              30,375
StorageNetworks, Inc.(1)                      11,900              23,431
                                                          -----------------
                                                                  78,292
---------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Ikon Office Solutions, Inc.                      200               1,880
Xerox Corp.                                  238,600           1,663,042
                                                          -----------------
                                                               1,664,922
---------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.1%
Analog Devices, Inc.(1)                       77,200           2,292,840
Cabot Microelectronics Corp.(1)               23,200           1,001,312
Cymer, Inc.(1)                                 5,200             182,208
ESS Technology, Inc.(1)                        4,500              78,930
Integrated Circuit Systems, Inc.(1)            4,900              98,931
Intel Corp.                                  747,800          13,662,306
Intersil Corp., Cl. A(1)                       6,700             143,246
KLA-Tencor Corp.(1)                           81,700           3,593,983





                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
Rambus, Inc.(1)                               22,700      $       92,843
Semtech Corp.(1)                              17,700             472,590
Xilinx, Inc.(1)                               36,800             825,424
                                                          -----------------
                                                              22,444,613
---------------------------------------------------------------------------
SOFTWARE--3.3%
Activision, Inc.(1)                           35,300           1,025,818
Cadence Design Systems, Inc.(1)               57,600             928,512
Electronic Arts, Inc.(1)                      11,100             733,155
Fair, Isaac & Co., Inc.                        2,400              78,888
Kronos, Inc.(1)                                2,100              64,027
Microsoft Corp.(1)                           502,000          27,459,400
Network Associates, Inc.(1)                   44,800             863,296
Oracle Corp.(1)                              437,000           4,138,390
                                                          -----------------
                                                              35,291,486
---------------------------------------------------------------------------
MATERIALS--3.1%
---------------------------------------------------------------------------
CHEMICALS--0.9%
Air Products & Chemicals, Inc.                43,200           2,180,304
Du Pont (E.I.) de Nemours & Co.              116,100           5,154,840
Georgia Gulf Corp.                               900              23,796
IMC Global, Inc.                               3,400              42,500
International Flavors &
   Fragrances, Inc.                           13,800             448,362
PPG Industries, Inc.                           4,500             278,550
Praxair, Inc.                                 13,100             746,307
Rohm & Haas Co.                               12,400             502,076
                                                          -----------------
                                                               9,376,735
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Centex Construction Products, Inc.             1,000              36,400
---------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Ball Corp.                                    35,000           1,451,800
Crown Cork & Seal Co., Inc.(1)                18,400             126,040
Owens-Illinois, Inc.(1)                       20,000             274,800
Pactiv Corp.(1)                               53,100           1,263,780
Sealed Air Corp.(1)                            6,300             253,701
Temple-Inland, Inc.                            1,700              98,362
                                                          -----------------
                                                               3,468,483
---------------------------------------------------------------------------
METALS & MINING--1.4%
Alcan, Inc.                                  146,300           5,489,176
Alcoa, Inc.                                  109,000           3,613,350
Barrick Gold Corp.                           151,300           2,873,187
Freeport-McMoRan Copper
   & Gold, Inc., Cl. B(1)                     45,900             819,315
Meridian Gold, Inc.                            1,500              24,075
Newmont Mining Corp.
   (Holding Co.)                              60,200           1,585,066
Nucor Corp.                                    2,500             162,600
Peabody Energy Corp.                           6,300             178,290
                                                          -----------------
                                                              14,745,059




9  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                            MARKET VALUE
                                              SHARES          SEE NOTE 1
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Georgia-Pacific Corp.                         26,000      $      639,080
International Paper Co.                       59,000           2,571,220
Rayonier, Inc.                                 6,800             334,084
Weyerhaeuser Co.                              28,400           1,813,340
                                                          -----------------
                                                               5,357,724
---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
Alltel Corp.                                  56,600           2,660,200
BellSouth Corp.                              222,200           6,999,300
SBC Communications, Inc.                     472,900          14,423,450
Sprint Corp. (Fon Group)                     125,100           1,327,311
Verizon Communications, Inc.                 322,856          12,962,668
                                                          -----------------
                                                              38,372,929
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Corp.                                   578,200           6,186,740
---------------------------------------------------------------------------
UTILITIES--3.0%
---------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
Conectiv, Inc.                                11,900             307,139
Consolidated Edison Co. of
   New York, Inc.                             29,000           1,210,750
DTE Energy Co.                                15,000             669,600
Duke Energy Corp.                             44,496           1,383,826
Entergy Corp.                                 67,000           2,843,480
Exelon Corp.                                 139,824           7,312,795
FirstEnergy Corp.                            125,400           4,185,852
FPL Group, Inc.                               85,500           5,129,145
Paramount Resources Ltd.(1)                  147,700           1,456,703
Progress Energy, Inc.                          4,100             213,241
Progress Energy, Inc.,
   Contingent Value Obligation(1)             32,000               9,600
Southern Co.                                  61,100           1,674,140
TXU Corp.                                     91,500           4,716,825
Xcel Energy, Inc.                              1,850              31,025
                                                          -----------------
                                                              31,144,121
---------------------------------------------------------------------------
GAS UTILITIES--0.1%
El Paso Corp.                                 52,951           1,091,320
Nicor, Inc.                                    6,900             315,675
                                                          -----------------
                                                               1,406,995
                                                          -----------------
Total Common Stocks (Cost $1,020,118,995)                  1,015,366,042

===========================================================================
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend
   Equalization Preferred Shares
   (Cost $0)                                    6,000              2,100





                                                            MARKET VALUE
                                                UNITS         SEE NOTE 1
===========================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10(1)
   (Cost $0)                                   31,900     $        3,190



                                            PRINCIPAL
                                               AMOUNT
===========================================================================
REPURCHASE AGREEMENTS--5.6%
Repurchase agreement with
   PaineWebber, Inc., 1.93%, dated
   6/28/02, to be repurchased at
   $60,375,709 on 7/1/02, collateralized
   by Federal Home Loan Mortgage
   Corp., 6%--6.50%, 12/1/27--2/1/32,
   with a value of $19,621,299 and
   Federal National Mortgage Assn.,
   5.50%--6%, 5/1/32, with a value of
   $42,096,454
   (Cost $60,366,000)                     $60,366,000         60,366,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $1,080,484,995)                        100.3%     1,075,737,332
---------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS            (0.3)        (3,735,502)
                                          ---------------------------------
NET ASSETS                                      100.0%    $1,072,001,830
                                          =================================



FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Securities with an aggregate market value of $7,262,500 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





10  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

June 30, 2002
==========================================================================================================================
ASSETS
Investments, at value (cost $1,080,484,995) - see accompanying statement                                   $1,075,737,332
--------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                               10,564,206
Interest and dividends                                                                                          1,244,978
Shares of beneficial interest sold                                                                                324,074
Daily variation on futures contracts                                                                              220,400
Other                                                                                                               5,330
                                                                                                           ---------------
Total assets                                                                                                1,088,096,320

==========================================================================================================================
LIABILITIES
Bank overdraft                                                                                                    544,475
--------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                          14,691,323
Shares of beneficial interest redeemed                                                                            762,750
Shareholder reports                                                                                                54,719
Distribution and service plan fees                                                                                 13,433
Transfer and shareholder servicing agent fees                                                                       2,124
Trustees' compensation                                                                                              1,534
Other                                                                                                              24,132
                                                                                                           ---------------
Total liabilities                                                                                              16,094,490

==========================================================================================================================
NET ASSETS                                                                                                 $1,072,001,830
                                                                                                           ===============

==========================================================================================================================
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                 $       61,135
--------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                  1,305,126,867
--------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                             3,950,421
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                               (232,594,222)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                       (4,542,371)
                                                                                                           ---------------
NET ASSETS                                                                                                 $1,072,001,830
                                                                                                           ===============

==========================================================================================================================
NET ASSET VALUE PER SHARE
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $1,036,305,025 and 59,093,269 shares of beneficial interest outstanding)                             $17.54
--------------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $35,696,805 and 2,041,306 shares of beneficial interest outstanding)                                 $17.49



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




11  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended June 30, 2002
==========================================================================================================================
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $42,722)                                                      $  7,467,113
--------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                          332,045
                                                                                                             -------------
Total investment income                                                                                         7,799,158

==========================================================================================================================
EXPENSES
Management fees                                                                                                 3,758,934
--------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees-Service shares                                                                  22,884
--------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                      11,958
--------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                10,551
--------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                              8,771
--------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                         3,522
--------------------------------------------------------------------------------------------------------------------------
Other                                                                                                               2,231
                                                                                                             -------------
Total expenses                                                                                                  3,818,851
Less reduction to custodian expenses                                                                                 (322)
                                                                                                             -------------
Net expenses                                                                                                    3,818,529

==========================================================================================================================
NET INVESTMENT INCOME                                                                                           3,980,629

==========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments                                                                                                   (47,679,966)
Closing of futures contracts                                                                                   (3,325,410)
Foreign currency transactions                                                                                     (53,117)
                                                                                                             -------------
Net realized loss                                                                                             (51,058,493)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                   (35,148,320)
Translation of assets and liabilities denominated in foreign currencies                                           561,531
                                                                                                             -------------
Net change                                                                                                    (34,586,789)
                                                                                                             -------------
Net realized and unrealized loss                                                                              (85,645,282)

==========================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $(81,664,653)
                                                                                                             =============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




12  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS              YEAR
                                                                                           ENDED             ENDED
                                                                                   JUNE 30, 2002      DECEMBER 31,
                                                                                     (UNAUDITED)              2001
===================================================================================================================
OPERATIONS
Net investment income                                                             $    3,980,629    $    7,607,459
-------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (51,058,493)     (146,466,223)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (34,586,789)       27,081,515
                                                                                  ---------------------------------
Net decrease in net assets resulting from operations                                 (81,664,653)     (111,777,249)

===================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Non-Service shares                                                                    (7,425,251)       (5,518,418)
Service shares                                                                          (162,528)          (19,362)

===================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                    47,927,863       181,776,278
Service shares                                                                        16,835,674        20,508,172

===================================================================================================================
NET ASSETS
Total increase (decrease)                                                            (24,488,895)       84,969,421
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                1,096,490,725     1,011,521,304
                                                                                  ---------------------------------
End of period (including undistributed net investment
income of $3,950,421 and $7,557,571, respectively)                                $1,072,001,830    $1,096,490,725
                                                                                  =================================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



13  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

FINANCIAL HIGHLIGHTS


                                            SIX MONTHS                                                                  YEAR
                                                 ENDED                                                                 ENDED
                                         JUNE 30, 2002                                                          DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)          2001          2000          1999          1998          1997
=============================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $ 18.99       $ 21.26       $ 24.63       $ 20.48       $ 20.58       $ 16.37
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .06           .13           .10           .11           .13           .19
Net realized and unrealized gain (loss)          (1.38)        (2.29)        (2.14)         4.29           .92          4.91
                                            ---------------------------------------------------------------------------------
Total from investment operations                 (1.32)        (2.16)        (2.04)         4.40          1.05          5.10
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income              (.13)         (.11)         (.09)         (.09)         (.05)         (.17)
Distributions from net realized gain                --            --         (1.24)         (.16)        (1.10)         (.72)
                                            ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.13)         (.11)        (1.33)         (.25)        (1.15)         (.89)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $17.54        $18.99        $21.26        $24.63        $20.48        $20.58
                                            =================================================================================

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)              (7.03)%      (10.16)%       (8.78)%       21.71%         4.70%        32.48%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $1,036,305    $1,074,945    $1,009,823      $555,311      $308,353      $155,368
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,094,872    $1,028,913    $  809,662      $391,063      $234,306      $ 94,906
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             0.72%         0.73%         0.69%         0.63%         0.74%         1.15%
Expenses                                          0.68%         0.73%         0.73%         0.78%         0.79%(3)      0.83%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             38%           69%           63%          118%           86%           79%




1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




14  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

                                                                     SIX MONTHS                        YEAR
                                                                          ENDED                       ENDED
                                                                  JUNE 30, 2002                DECEMBER 31,
SERVICE SHARES                                                      (UNAUDITED)          2001       2000(1)
============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                                    $ 18.95       $ 21.24       $ 24.04
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                       .06           .14           .02
Net realized and unrealized loss                                          (1.40)        (2.32)        (2.82)
                                                                        ------------------------------------
Total investment operations                                               (1.34)        (2.18)        (2.80)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       (.12)         (.11)           --
Distributions from net realized gain                                         --            --            --
                                                                        ------------------------------------
Total dividends and/or distributions to shareholders                       (.12)         (.11)           --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $17.49        $18.95        $21.24
                                                                        ====================================

============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                       (7.15)%      (10.27)%      (11.61)%

============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                $35,697       $21,545        $1,698
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $28,362       $10,306        $  543
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                      0.58%         0.66%         0.50%
Expenses                                                                   0.84%         0.88%         0.88%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      38%           69%           63%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.




16  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

   As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $225,415,844. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

           EXPIRING
           --------------------------------
              2008             $ 28,801,633
              2009              140,898,750
                               ------------
             Total             $169,700,383
                               ============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




17  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED JUNE 30, 2002       YEAR ENDED DECEMBER 31, 2001
                                                              SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                       5,528,958      $103,796,316       14,383,759     $ 283,714,091
Dividends and/or distributions reinvested                    383,139         7,425,250          289,225         5,518,418
Redeemed                                                  (3,414,330)      (63,293,703)      (5,577,498)     (107,456,231)
                                                         -----------------------------------------------------------------
Net increase                                               2,497,767      $ 47,927,863        9,095,486     $ 181,776,278
                                                         =================================================================
--------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                         907,025      $ 16,876,852        1,070,886     $  20,739,629
Dividends and/or distributions reinvested                      8,403           162,528            1,016            19,362
Redeemed                                                     (11,202)         (203,706)         (14,766)         (250,819)
                                                         -----------------------------------------------------------------
Net increase                                                 904,226      $ 16,835,674        1,057,136     $  20,508,172
                                                         =================================================================


================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $447,534,747 and $409,320,554, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.67%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.




18  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

================================================================================
5. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.

   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2002, the Fund had outstanding futures contracts as follows:


                                             EXPIRATION          NUMBER OF         VALUATION AS OF            UNREALIZED
CONTRACT DESCRIPTION                               DATE          CONTRACTS           JUNE 30, 2002          APPRECIATION
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Russell 2000 Index                              9/19/02                152             $35,214,600              $205,200


================================================================================
6. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was zero.





19  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

A Series of Oppenheimer Variable Account Funds

================================================================================
TRUSTEES AND OFFICERS   James C. Swain, Trustee, CEO and Chairman of the Board
                        John V. Murphy, President and Trustee
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        Beverly L. Hamilton, Trustee
                        Robert J. Malone, Trustee
                        F. William Marshall, Jr., Trustee
                        Charles Albers, Vice President
                        Nikolaos Monoyios, Vice President
                        Robert G. Zack, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

================================================================================
INVESTMENT ADVISOR      OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AGENT          OppenheimerFunds Services

================================================================================
INDEPENDENT AUDITORS    Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                        For more complete information about Oppenheimer Main Street Growth & Income Fund/VA, please refer to the Prospectus. To obtain a copy or for more information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.







                                        [LOGO OMITTED]
                                        OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                          Distributor, Inc.




[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.